Related Party Balances and Transactions - Provision of service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Balances and Transactions
Provision of service	¥ 167,180	¥ 122,687	¥ 57,901
Related party | Wuhan Weineng Battery Assets Co., Ltd.
Related Party Balances and Transactions
Provision of service	166,027	120,967	56,095
Related party | Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Provision of service	¥ 1,153	1,683	1,586
Related party | Beijing Weixu Business Consulting Co., Ltd.
Related Party Balances and Transactions
Provision of service		¥ 37	¥ 220